Post-employment Benefits - Fair value plan assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Plan assets measured at fair value
Post-employment benefit liability (asset)	$ 1,468,112	$ 962,497	$ 716,095
Plan assets
Plan assets measured at fair value
Post-employment benefit liability (asset)	(1,379,496)	(1,515,030)	$ (1,703,058)
Plan assets | Recurring basis
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	218,269	208,565
Money market securities	766,181	880,808
Post-employment benefit liability (asset)	1,379,496	1,515,030
Plan assets | Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	218,269	208,565
Money market securities	766,181	880,808
Post-employment benefit liability (asset)	1,379,496	1,515,030
Plan assets | Recurring basis | Trading equity securities - Common stock
Plan assets measured at fair value
Equity instruments	136,963	152,367
Plan assets | Recurring basis | Trading equity securities - Common stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	136,963	152,367
Plan assets | Recurring basis | Other equity securities
Plan assets measured at fair value
Equity instruments	258,083	273,290
Plan assets | Recurring basis | Other equity securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	$ 258,083	$ 273,290